Warrants - Issued and Outstanding (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Mar. 31, 2023 € / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares
Statement [Line Items]
Number of warrants issued	18,352,893
Warrants outstanding		16,351,314	917,164
Fair Value | $		$ 3,919	$ 1,749
Kreos Rollover Warrant
Statement [Line Items]
Number of warrants issued	190,559
Purchase price per share | € / shares	€ 2.28
Warrants outstanding		190,559	190,559
Fair Value | $		$ 48	$ 478
2020 Series C Warrants
Statement [Line Items]
Number of warrants issued	786,234
Purchase price per share | € / shares	€ 5.22
Warrants outstanding			652,126
Fair Value | $			$ 936
2017 Series C Warrants
Statement [Line Items]
Number of warrants issued	1,215,345
Purchase price per share | € / shares	€ 0.04
Warrants outstanding			74,479
Fair Value | $			$ 335
Public Warrants
Statement [Line Items]
Number of warrants issued	8,850,458
Purchase price per share | $ / shares		$ 11.50
Warrants outstanding		8,850,458
Fair Value | $		$ 2,120
Private Warrants
Statement [Line Items]
Number of warrants issued	7,310,297
Purchase price per share | $ / shares		$ 11.50
Warrants outstanding		7,310,297
Fair Value | $		$ 1,751